FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place, and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 21, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $171,753

List of Other Included Managers:          NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     3353    63645 SH       SOLE                    63645
Abbott Laboratories            COM              002824100     6054   135846 SH       SOLE                   135846
American Express Co.           COM              025816109     5166    99099 SH       SOLE                    99099
American Home Products         COM              026609107      214     3640 SH       SOLE                     3640
Amgen, Inc.                    COM              031162100      930    13245 SH       SOLE                    13245
Applied Materials, Inc.        COM              038222105    13364   147466 SH       SOLE                   147466
AptarGroup, Inc.               COM              038336103     3582   132675 SH       SOLE                   132675
Becton Dickinson & Co.         COM              075887109     2092    72925 SH       SOLE                    72925
Berkshire Hathaway Cl. B       COM              084670207     5262     2990 SH       SOLE                     2990
Biovail Corp.                  COM              09067J109      249     4500 SH       SOLE                     4500
Bristol-Myers Squibb Co.       COM              110122108      339     5825 SH       SOLE                     5825
Cintas Corp.                   COM              172908105     1015    27660 SH       SOLE                    27660
Cisco Systems, Inc.            COM              17275R102    11119   174933 SH       SOLE                   174933
Clorox Co.                     COM              189054109      444     9900 SH       SOLE                     9900
Coca-Cola Co.                  COM              191216100     8826   153655 SH       SOLE                   153655
Cognex Corp.                   COM              192422103     5775   111595 SH       SOLE                   111595
Colgate-Palmolive Co.          COM              194162103      449     7500 SH       SOLE                     7500
Dell Computer Corp.            COM              247025109     4164    84450 SH       SOLE                    84450
Exxon Mobil Corp.              COM              30231G102      211     2692 SH       SOLE                     2692
Federal Home Loan Mortgage Cor COM              313400301     4415   109011 SH       SOLE                   109011
Federal National Mortgage Asso COM              313586109      474     9080 SH       SOLE                     9080
Gannett Co., Inc.              COM              364730101     1294    21632 SH       SOLE                    21632
General Electric Co.           COM              369604103     4834    91213 SH       SOLE                    91213
Gillette Co.                   COM              375766102     7118   203722 SH       SOLE                   203722
Greenpoint Financial Corp.     COM              395384100      713    38050 SH       SOLE                    38050
Harley-Davidson, Inc.          COM              412822108     3158    82020 SH       SOLE                    82020
Home Depot, Inc.               COM              437076102      883    17686 SH       SOLE                    17686
Intel Corp.                    COM              458140100    10337    77319 SH       SOLE                    77319
International Business Machine COM              459200101      400     3648 SH       SOLE                     3648
Johnson & Johnson, Inc.        COM              478160104     5175    50800 SH       SOLE                    50800
Lear Corp.                     COM              521865105      756    37785 SH       SOLE                    37785
McDonalds Corp.                COM              580135101     3555   107936 SH       SOLE                   107936
Medtronic, Inc.                COM              585055106     4986   100100 SH       SOLE                   100100
Merck & Co., Inc.              COM              589331107     5438    70967 SH       SOLE                    70967
Merrill Lynch & Co., Inc.      COM              590188108      219     1900 SH       SOLE                     1900
Microsoft Corp.                COM              594918104     4395    54941 SH       SOLE                    54941
Network Associates, Inc.       COM              640938106     1872    91890 SH       SOLE                    91890
Nokia Corp. ADS                COM              654902204      262     5250 SH       SOLE                     5250
Oracle Systems                 COM              68389X105      567     6748 SH       SOLE                     6748
Paychex, Inc.                  COM              704326107      797    18970 SH       SOLE                    18970
Pfizer, Inc.                   COM              717081103     2824    58843 SH       SOLE                    58843
Pitney Bowes, Inc.             COM              724479100     3490    87240 SH       SOLE                    87240
Schering-Plough Corp.          COM              806605101     1249    24725 SH       SOLE                    24725
Solectron Corp.                COM              834182107     4504   107550 SH       SOLE                   107550
Starbucks Corp.                COM              855244109     5051   132275 SH       SOLE                   132275
Symbol Technologies, Inc.      COM              871508107     4732    87624 SH       SOLE                    87624
Sysco Corp.                    COM              871829107     4146    98410 SH       SOLE                    98410
United Parcel Service Cl. B    COM              911312106      242     4100 SH       SOLE                     4100
United Technologies Corp.      COM              913017109     3635    61741 SH       SOLE                    61741
Walt Disney Co.                COM              254687106     4285   110395 SH       SOLE                   110395
Wells Fargo & Co.              COM              949746101      763    19690 SH       SOLE                    19690
Wrigley, (Wm.) Jr. Co.         COM              982526105     1670    20820 SH       SOLE                    20820
Zixit Corp. (prev. CustomTrack COM              98974P100      907    19700 SH       SOLE                    19700